Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Jan. 01, 2018
Significant Of Accounting Policies [Line Items]
Derivative instrument maturity date		Jan. 31, 2016
Reclassification from debt financing and restricted cash received and restricted cash to proceeds from issuance of long-term debt and repayments of long-term debt		$ 480,200,000
12.5% Senior Notes due April 2022 [Member]
Significant Of Accounting Policies [Line Items]
Senior Notes, Maturity date	2022-04
Senior Notes, Interest rate	12.50%	12.50%
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Equity method investment, ownership interest percentage	20.00%	20.00%
Minimum [Member] | Scenario, Forecast [Member]
Significant Of Accounting Policies [Line Items]
Expected benefit to retained earnings based on adoption of ASU 2016-16			$ 4,000,000
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Equity method investment, ownership interest percentage	50.00%	50.00%
Maximum [Member] | Scenario, Forecast [Member]
Significant Of Accounting Policies [Line Items]
Expected benefit to retained earnings based on adoption of ASU 2016-16			$ 10,000,000